SEGMENT DATA	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SEGMENT DATA
SEGMENT DATA

10.     SEGMENT DATA

Our operations are comprised of two reportable segments: Products and Distribution. Segment information is consistent with how the chief operating decision maker (“CODM”), our chief executive officer, reviews the business, makes investing and resource allocation decisions and assesses operating performance. The CODM is not provided asset information or operating expenses by segment.

	Nine months ended September 30, 2021
			Reconciling
	Products	Distribution	Items(1)	Total
Net sales	$274,039	$69,086	$(19,374)	$323,751
Cost of goods sold	159,924	51,696	(19,364)	192,256
Gross profit	$114,115	$17,390	$(10)	$131,495

	Nine months ended September 30, 2020
			Reconciling
	Products	Distribution	Items(1)	Total
Net sales	$251,441	$62,707	$(17,129)	$297,019
Cost of goods sold	153,233	47,897	(17,261)	183,869
Gross profit	$98,208	$14,810	$132	$113,150

(1) Reconciling items consist primarily of intercompany eliminations and items not directly attributable to operating segments.

18.    SEGMENT DATA

Our operations are comprised of two reportable segments: Products and Distribution. Segment information is consistent with how the chief operating decision maker (“CODM”), our chief executive officer, reviews the business, makes investing and resource allocation decisions and assesses operating performance. Senior management evaluates segment performance based on segment profit. Each segment’s profit is measured as gross profit. The CODM is not provided asset information or operating expenses by segment.

	Year ended December 31, 2020
	Products	Distribution	Reconciling Items(1)	Total
Net sales	$343,689	$84,922	$(23,969)	$404,642
Cost of goods sold	211,048	64,761	(24,105)	251,704
Gross profit	$132,641	$20,161	$136	$152,938

	Year ended December 31, 2019
	Products	Distribution	Reconciling Items(1)	Total
Net sales	$365,903	$78,171	$(23,338)	$420,736
Cost of goods sold	236,355	61,657	(23,313)	274,699
Gross profit	$129,548	$16,514	$(25)	$146,037
(1)	Reconciling items consist primarily of intercompany eliminations and items not directly attributable to operating segments.